Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard California Tax-Free Funds
Entity Central Index Key	0000783401
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000007065
Shareholder Report [Line Items]
Fund Name	California Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VCTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
AssetsNet	$ 3,773,000,000
Holdings Count | Holding	228
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$3,773
Number of Portfolio Holdings	228

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of May 31, 2025)

1 to 7 Days	90.3%
8 to 30 Days	1.2%
31 to 60 Days	2.5%
61 to 90 Days	5.6%
91 to 180 Days	0.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007066
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 16,012,000,000
Holdings Count | Holding	4,914
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$16,012
Number of Portfolio Holdings	4,914
Portfolio Turnover Rate	14%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.7%
1 to 3 Years	7.8%
3 to 5 Years	12.3%
5 to 10 Years	28.7%
10 to 20 Years	42.1%
20 to 30 Years	1.9%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007067
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VCADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[3]
AssetsNet	$ 16,012,000,000
Holdings Count | Holding	4,914
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$16,012
Number of Portfolio Holdings	4,914
Portfolio Turnover Rate	14%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.7%
1 to 3 Years	7.8%
3 to 5 Years	12.3%
5 to 10 Years	28.7%
10 to 20 Years	42.1%
20 to 30 Years	1.9%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007068
Shareholder Report [Line Items]
Fund Name	California Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[4]
AssetsNet	$ 5,439,000,000
Holdings Count | Holding	1,418
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,439
Number of Portfolio Holdings	1,418
Portfolio Turnover Rate	33%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	7.6%
1 to 3 Years	2.5%
3 to 5 Years	4.3%
5 to 10 Years	13.7%
10 to 20 Years	35.3%
20 to 30 Years	30.4%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007069
Shareholder Report [Line Items]
Fund Name	California Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[5]
AssetsNet	$ 5,439,000,000
Holdings Count | Holding	1,418
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,439
Number of Portfolio Holdings	1,418
Portfolio Turnover Rate	33%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	7.6%
1 to 3 Years	2.5%
3 to 5 Years	4.3%
5 to 10 Years	13.7%
10 to 20 Years	35.3%
20 to 30 Years	30.4%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000247741
Shareholder Report [Line Items]
Fund Name	California Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
AssetsNet	$ 963,000,000
Holdings Count | Holding	2,864
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$963
Number of Portfolio Holdings	2,864
Portfolio Turnover Rate	32%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	5.7%
1 to 3 Years	8.5%
3 to 5 Years	9.1%
5 to 10 Years	21.3%
10 to 20 Years	28.8%
20 to 30 Years	24.5%
Greater than 30 Years	1.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.